Shareholders’ Equity (Details) - Schedule of Fair Value of Net Proceeds	Dec. 31, 2021
Annual dividend yield [Member]
Schedule of Fair Value of Net Proceeds [Line Items]
Fair value of the warrants
Expected life (years) [Member]
Schedule of Fair Value of Net Proceeds [Line Items]
Fair value of the warrants	3.5
Risk-free interest rate [Member]
Schedule of Fair Value of Net Proceeds [Line Items]
Fair value of the warrants	1.01
Expected volatility [Member]
Schedule of Fair Value of Net Proceeds [Line Items]
Fair value of the warrants	152.16